Property and Equipment (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Total property, web site and computer equipment		$ 2,275,245	$ 1,564,438
Less: accumulated depreciation and amortization	$ (1,530,492)	(1,419,215)	(1,102,939)
Total property, web site and computer equipment, net	$ 905,096	856,030	461,499
Capitalized website and internal use software [Member]
Total property, web site and computer equipment		1,995,179	1,482,151
Computer Equipment [Member]
Total property, web site and computer equipment		139,363	29,843
Furniture and Fixtures [Member]
Total property, web site and computer equipment		92,367	14,369
Automobiles [Member]
Total property, web site and computer equipment		$ 48,336	$ 38,075